Investments in associates	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Investments in associates

16.	Investments in associates
A reconciliation of the summarized financial information to the carrying amount of the company’s interests in material associates is as follows:

	2021			2020
Million US dollar	AB InBev Efes	Castel	Efes	AB InBev Efes	Castel	Efes
Balance at 1 January	1 135	3 566	391	1 132	3 239	451

Effect of movements in foreign exchange	—	(246)	(159)	—	270	(92)
Dividends received	—	(36)	(67)	—	(19)	—
Share of results of associates	7	116	35	3	76	32

Balance at 31 December	1 143	3 400	201	1 135	3 566	391

Summarized financial information of the company’s material associates is as follows:

	2021			2020
Million US dollar	AB InBev Efes	Castel	Efes	AB InBev Efes	Castel	Efes
Current assets	385	3 016	1 500	351	4 048	2 156
Non-current assets	624	3 923	3 157	603	3 775	4 642
Current liabilities	(693)	(1 774)	(1 259)	(591)	(1 531)	(1 639)
Non-current liabilities	(42)	(499)	(1 218)	(75)	(671)	(1 852)
Non-controlling interests	—	(543)	(1 128)	—	(687)	(1 627)

Net assets 1	274	4 124	1 053	288	4 934	1 679

Revenue	1 393	5 017	3 781	1 276	4 879	3 847
Profit (loss)	1	741	275	(20)	700	224
Other comprehensive income (loss)	—	(295)	241	—	(134)	392
Total comprehensive income (loss)	1	447	516	(20)	566	617
In 2021, associates that are not individually material contributed 90m US dollar to the results of investment in associates (2020: 45m US dollar; 2019: 10m US dollar).
Following the entry of Zimbabwe in a hyperinflation economy in 2019, the company recorded an impairment of 15m US dollar in 2020 on its investment in Delta Corporation Ltd. The impairment was recorded as an exceptional net finance cost. Refer to Note 11
Finance cost and income.
Additional information related to the significant associates is presented in Note 35
AB InBev Companies
.

1	The net assets are converted at the respective closing rates of December.